Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	MOBILICOM LIMITED
Entity Central Index Key	0001898643
Entity File Number	001-41427
Entity Incorporation, State or Country Code	C3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	1 Rakefet Street
Entity Address, City or Town	Shoham
Entity Address, Country	IL
Entity Address, Postal Zip Code	6083705
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,059,298,968
American Depositary Shares, each representing 275 ordinary shares, no par value
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 275 ordinary shares, no par value
Trading Symbol	MOB
Security Exchange Name	NASDAQ
Warrants to purchase American Depositary Shares, no par value
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase American Depositary Shares, no par value
Trading Symbol	MOBBW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Liad Gelfer
Contact Personnel Email Address	Liad.Gelfer@mobilicom.com
Entity Address, Address Line One	1 Rakefet Street
Entity Address, City or Town	Shoham
Entity Address, Country	IL
Entity Address, Postal Zip Code	6083705
Entity Phone Fax Numbers [Line Items]
City Area Code	+972
Local Phone Number	52-5989900